Authorization to Issue the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Authorization to Issue the Consolidated Financial Statements [Abstract]
Authorization to issue the consolidated financial statements
30.	Authorization to issue the consolidated financial statements

On April 30, 2024, the issuance of the Group’s consolidated financial statements was authorized by Andrés Campos, Chief Executive Officer, and Alejandro Ulloa, Chief Corporate Financial Officer.